UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              August 15, 2011
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       45

Form 13F Information Table Value Total:  493,102
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (6/30/11) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
ABERCROMBIE & FITCH CO-CL A    COMMON STOCK  002896207    27926    417300   SH            SOLE       NONE      417300
AIRGAS INC                     COMMON STOCK  009363102    16487    235400   SH            SOLE       NONE      235400
AMERICAN INTERNATIONAL GROUP   COMMON STOCK  026874784     2522     86000   SH            SOLE       NONE       86000
AMERICAN TOWER CORP-CL A       COMMON STOCK  029912201    34716    663400   SH            SOLE       NONE      663400
AUTONAVI HOLDINGS LTD-ADR           ADR      05330F106     5089    342700   SH            SOLE       NONE      342700
CARPENTER TECHNOLOGY           COMMON STOCK  144285103     7406    128400   SH            SOLE       NONE      128400
CHART INDUSTRIES INC           COMMON STOCK  16115Q308     1733     32100   SH            SOLE       NONE       32100
DAQO NEW ENERGY CORP-ADR            ADR      23703Q104     5112    652000   SH            SOLE       NONE      652000
EQUINIX INC                    COMMON STOCK  29444U502     8647     85600   SH            SOLE       NONE       85600
FOCUS MEDIA HOLDING-ADR             ADR      34415V109    13144    422650   SH            SOLE       NONE      422650
GENERAL MOTORS CO              COMMON STOCK  37045V100    15268    502900   SH            SOLE       NONE      502900
GNC HOLDINGS INC-CL A          COMMON STOCK  36191G107    10735    492200   SH            SOLE       NONE      492200
GOOGLE INC-CL A                COMMON STOCK  38259P508    17880     35310   SH            SOLE       NONE       35310
HANWHA SOLARONE CO -SPON ADR        ADR      41135V103     7987   1251900   SH            SOLE       NONE     1251900
HONEYWELL INTERNATIONAL INC    COMMON STOCK  438516106     1913     32100   SH            SOLE       NONE       32100
INFORMATION SERVICES GROUP     COMMON STOCK  45675Y104     1042    588500   SH            SOLE       NONE      588500
INFOSYS LTD-SP ADR                  ADR      456788108     4886     74900   SH            SOLE       NONE       74900
INTEL CORP                     COMMON STOCK  458140100     4268    192600   SH            SOLE       NONE      192600
INTERXION HOLDING NV           COMMON STOCK  N47279109     5670    374500   SH            SOLE       NONE      374500
LPL INVESTMENT HOLDINGS INC    COMMON STOCK  50213H100    20865    609900   SH            SOLE       NONE      609900
MASTERCARD INC-CLASS A         COMMON STOCK  57636Q104    19346     64200   SH            SOLE       NONE       64200
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109    24216    577800   SH            SOLE       NONE      577800
MGM RESORTS INTERNATIONAL      COMMON STOCK  552953101     5654    428000   SH            SOLE       NONE      428000
MOODY'S CORP                   COMMON STOCK  615369105     8617    224700   SH            SOLE       NONE      224700
MSCI INC-A                     COMMON STOCK  55354G100    22175    588500   SH            SOLE       NONE      588500
PENN NATIONAL GAMING INC       COMMON STOCK  707569109    13381    331700   SH            SOLE       NONE      331700
PHOENIX NEW MEDIA LTD -ADS          ADR      71910C103     2112    235400   SH            SOLE       NONE      235400
PRAXAIR INC                    COMMON STOCK  74005P104     5799     53500   SH            SOLE       NONE       53500
ROVI CORP                      COMMON STOCK  779376102     9820    171200   SH            SOLE       NONE      171200
SAVVIS INC                     COMMON STOCK  805423308    33838    856000   SH            SOLE       NONE      856000
SBA COMMUNICATIONS CORP-CL A   COMMON STOCK  78388J106     7355    192600   SH            SOLE       NONE      192600
SCHWAB (CHARLES) CORP          COMMON STOCK  808513105     7921    481500   SH            SOLE       NONE      481500
SENSATA TECHNOLOGIES HOLDING   COMMON STOCK  N7902X106     6043    160500   SH            SOLE       NONE      160500
SINA CORP                      COMMON STOCK  G81477104     7129     68480   SH            SOLE       NONE       68480
SOHU.COM INC                   COMMON STOCK  83408W103     9589    132680   SH            SOLE       NONE      132680
SUNPOWER CORP-CLASS B          COMMON STOCK  867652307     1068     64200   SH            SOLE       NONE       64200
SUNTECH POWER HLDGS COSTP 3 03  CONVERTIBLE  86800CAE4     6133   7100000  PRN            SOLE       NONE     7100000
TIFFANY & CO                   COMMON STOCK  886547108     5881     74900   SH            SOLE       NONE       74900
TITANIUM METALS CORP           COMMON STOCK  888339207     2477    135200   SH            SOLE       NONE      135200
TRANSDIGM GROUP INC            COMMON STOCK  893641100    17563    192600   SH            SOLE       NONE      192600
TRIUMPH GROUP INC              COMMON STOCK  896818101    10655    107000   SH            SOLE       NONE      107000
VELTI PLC                      COMMON STOCK  G93285107     4523    267500   SH            SOLE       NONE      267500
VERISK ANALYTICS INC-CLASS A   COMMON STOCK  92345Y106    10150    293180   SH            SOLE       NONE      293180
VISTAPRINT NV                  COMMON STOCK  N93540107    21504    449400   SH            SOLE       NONE      449400
WELLPOINT INC                  COMMON STOCK  94973V107    16857    214000   SH            SOLE       NONE      214000